Use of Judgements and Estimates	12 Months Ended
Dec. 31, 2024
Use of Judgements and Estimates [Abstract]
USE OF JUDGEMENTS AND ESTIMATES
4.	Use of judgements and estimates

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expense. Actual results may differ. Estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Judgements and estimates that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

a)	Determination of functional currencies

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined the functional currency of Solaris is the Canadian dollar, and the functional currency of each subsidiary entity is the US dollar. Assessment of functional currency involves certain judgements to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

b)	Reclamation provision

The ultimate costs for reclamation and rehabilitation are uncertain, and cost estimates can vary in response to many factors, including estimates of the nature, extent and timing of rehabilitation activities, technological changes, regulatory changes, changes in inflation rates, the risk-free interest rate used for discounting future cash flows, foreign exchange rates, and estimates of the underlying currencies in which the provisions will ultimately be settled. The Company estimates its costs based on studies using current restoration standards and techniques, and the provision at the reporting date represents management’s best estimate of the present value of the future rehabilitation costs required. Significant assumptions related to the reclamation provision are disclosed in Note 9.

c)	Valuation of exploration and evaluation assets

The application of the Company’s accounting policy for exploration and evaluation assets requires estimates in determining whether it is likely that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Capitalized acquisition costs are assessed for impairment at least annually or when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. Judgement is required in determining whether indicators of impairment exist, including factors such as the period for which the Company has the right to explore, expected renewals of exploration rights, whether expenditures on further exploration and evaluation of resource properties are planned, results of exploration and evaluation activities on the exploration and evaluation assets and future commodity prices.

d)	Share-based compensation

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options granted to directors, officers, employees and consultants of the Company. The use of the Black-Scholes option pricing model requires management to make various estimates and assumptions that impact the value assigned to the stock options including the expected volatility of the stock price, the risk-free interest rate, dividend yield, the expected life of the stock options and the number of options expected to vest. The expected term of the options granted is determined based on historical data of the average hold period before exercise, cancellation or expiry. Expected volatility is estimated with reference to the historical volatility of the share price of a peer group of companies as applicable given the short period for which the Company’s shares have been publicly listed. Any changes in these assumptions could change the amount of share-based compensation recognized. Significant assumptions related to share-based payments are disclosed in Note 12.

e)	Going concern evaluation

As discussed in Note 1, these consolidated financial statements have been prepared under the assumptions applicable to a going concern. If the going concern assumption were not appropriate for these consolidated financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, the reported expenses, and the statement of financial position classifications used and such adjustments could be material. The Company reviews the going concern assessment at the end of each reporting period. The Company’s assessment of its ability to continue as a going concern requires significant judgement about whether there are material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern. The Company must determine whether sufficient financing will be obtained in the near term.